UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392

(Address of principal executive offices)

Principal Management Corporation, 711 High Street, Des Moines, IA 50392

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-247-6783

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2016 (unaudited)

COMMON STOCKS - 28.41%	Shares Held	Value

Aerospace & Defense - 0.68%
Lockheed Martin Corp	7,828	$1,876,528

Banks - 2.22%
Bank of Nova Scotia/The	34,488	1,827,519
PacWest Bancorp	56,727	2,434,156
Umpqua Holdings Corp	121,504	1,828,635

		$6,090,310

Chemicals - 0.62%
EI du Pont de Nemours & Co	25,225	1,689,318

Computers - 0.67%
Apple Inc	16,184	1,829,601

Diversified Financial Services - 0.73%
BGC Partners Inc, Class A	228,757	2,001,624

Electric - 1.75%
ALLETE Inc	27,194	1,621,306
WEC Energy Group Inc	26,298	1,574,724
Xcel Energy Inc	38,800	1,596,232

		$4,792,262

Electronics - 0.40%
Garmin Ltd	22,764	1,095,176

Food - 1.11%
B&G Foods Inc	29,438	1,447,761
Kraft Heinz Co/The	17,833	1,596,232

		$3,043,993

Housewares - 0.29%
Tupperware Brands Corp	12,178	796,076

Investment Companies - 0.84%
Ares Capital Corp	148,151	2,296,340

Machinery - Diversified - 0.66%
Deere & Co	21,237	1,812,578

Oil & Gas - 4.06%
Chevron Corp	17,852	1,837,328
Exxon Mobil Corp	25,260	2,204,693
HollyFrontier Corp	97,775	2,395,487
Marathon Petroleum Corp	61,274	2,487,112
Occidental Petroleum Corp	30,114	2,195,913

		$11,120,533

Oil & Gas Services - 0.95%
Targa Resources Corp	53,197	2,612,505

Pharmaceuticals - 2.34%
Abbott Laboratories	40,592	1,716,636
Johnson & Johnson	12,771	1,508,638
Merck & Co Inc	27,008	1,685,569
Pfizer Inc	44,353	1,502,236

		$6,413,079

Pipelines - 1.93%
EnLink Midstream LLC	138,617	2,321,835
Plains GP Holdings LP, Class A	229,492	2,969,626

		$5,291,461

REITS - 7.29%
American Capital Agency Corp	101,546	1,984,209
Annaly Capital Management Inc	198,557	2,084,849

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITS (continued)
Colony Capital Inc, Class A	133,403	$2,431,937
CYS Investments Inc	208,343	1,816,751
Digital Realty Trust Inc	17,051	1,655,993
EPR Properties	24,148	1,901,414
Gramercy Property Trust	212,856	2,051,932
Medical Properties Trust Inc	132,159	1,951,988
Omega Healthcare Investors Inc	57,263	2,029,973
Pebblebrook Hotel Trust	77,599	2,064,133

		$19,973,179

Semiconductors - 0.74%
Microchip Technology Inc	32,500	2,019,550

Telecommunications - 0.63%
BCE Inc	37,595	1,736,137

Toys, Games & Hobbies - 0.50%
Hasbro Inc	17,248	1,368,284

TOTAL COMMON STOCKS		$77,858,534

INVESTMENT COMPANIES - 0.42%	Shares Held	Value

Exchange Traded Funds - 0.42%
SPDR Barclays High Yield Bond ETF	15,000	550,800
iShares US Preferred Stock ETF	15,000	592,500

TOTAL INVESTMENT COMPANIES		$1,143,300

PREFERRED STOCKS - 5.31%	Shares Held	Value

Banks - 0.98%
Bank of America Corp 6.00%; Series EE (a)	10,000	262,600
Bank of America Corp 6.50%; Series Y (a)	10,000	269,900
Goldman Sachs Group Inc/The 6.20%; Series B (a)	40,000	1,044,800
Merrill Lynch Capital Trust I 6.45%; Series K (b)	10,000	259,100
Merrill Lynch Capital Trust III 7.375% (b)	10,000	261,700
Morgan Stanley 6.375%; Series I (a),(b)	10,000	278,700
Morgan Stanley 7.125%; Series E (a),(b)	10,000	295,100

		$2,671,900

Diversified Financial Services - 0.16%
General Electric Co 4.875%	17,000	437,580

Electric - 0.86%
Alabama Power Co 6.45% (a)	30,000	793,200
BGE Capital Trust II 6.20%	30,000	781,200
Duke Energy Corp 5.13%	15,000	393,900
NextEra Energy Capital Holdings Inc 5.13%; Series I	15,000	381,750

		$2,350,050

Insurance - 0.14%
Prudential Financial Inc 5.75%	15,000	396,150

Media - 0.15%
Comcast Corp 5.00%	15,000	400,500

REITS - 2.88%
Boston Properties Inc 5.25% (a)	17,400	462,318
CubeSmart 7.75%; Series A (a)	50,000	1,258,000
Digital Realty Trust Inc 7.38%; Series H (a)	45,000	1,237,050
Hospitality Properties Trust 7.13%; Series D (a)	45,000	1,141,650
Kimco Realty Corp 6.00%; Series I (a)	30,000	776,100
PS Business Parks Inc 6.00%; Series T (a)	30,000	766,200
Public Storage 6.38%; Series Y (a)	25,000	699,000
Ventas Realty LP / Ventas Capital Corp 5.45%	15,000	399,900

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

REITS (continued)
Vornado Realty Trust 6.63%; Series I (a)	45,000	$1,159,650

		$7,899,868

Telecommunications - 0.14%
Qwest Corp 6.13%	15,000	381,750

TOTAL PREFERRED STOCKS		$14,537,798

BONDS - 58.55%	Principal Amount	Value

Banks - 3.92%
Bank of America Corp,
8.00%, 07/29/2049(a),(b)	$4,000,000	$4,080,000
Citigroup Inc
6.68%, 09/13/2043	2,000,000	2,631,678
JPMorgan Chase & Co,
5.15%, 12/29/2049(a),(b)	4,000,000	4,020,000

		$10,731,678

Beverages - 0.98%
Innovation Ventures LLC / Innovation Ventures Finance Corp
9.50%, 08/15/2019(c)	2,563,000	2,694,995

Chemicals - 1.14%
Westlake Chemical Corp
4.88%, 05/15/2023(c)	3,000,000	3,135,000

Commercial Services - 1.10%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	3,000,000	3,026,250

Computers - 1.20%
Diamond 1 Finance Corp / Diamond 2 Finance Corp
6.02%, 06/15/2026(c)	3,000,000	3,288,909

Diversified Financial Services - 0.38%
Jefferies Group LLC
6.25%, 01/15/2036	1,000,000	1,042,277

Electric - 2.92%
GenOn Energy Inc
9.88%, 10/15/2020	3,100,000	2,309,500
NRG Energy Inc
6.25%, 07/15/2022	1,000,000	1,015,000
6.25%, 05/01/2024	2,000,000	2,030,000
PPL Capital Funding Inc,
6.70%, 03/30/2067(b)	3,000,000	2,647,500

		$8,002,000

Environmental Control - 2.63%
Advanced Disposal Services Inc
8.25%, 10/01/2020	4,000,000	4,200,000
Covanta Holding Corp
5.88%, 03/01/2024	3,000,000	3,007,500

		$7,207,500

Food - 1.91%
B&G Foods Inc
4.63%, 06/01/2021	3,000,000	3,090,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024(c)	2,000,000	2,135,000

		$5,225,000

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2016 (unaudited)

BONDS (continued)	Principal Amount	Value

Healthcare - Services - 4.16%
HCA Inc
5.88%, 05/01/2023	$2,000,000	$2,130,000
HealthSouth Corp
5.75%, 09/15/2025	3,000,000	3,127,500
Surgery Center Holdings Inc
8.88%, 04/15/2021(c)	2,000,000	2,135,000
Tenet Healthcare Corp
8.13%, 04/01/2022	4,000,000	4,000,000

		$11,392,500

Home Builders - 1.93%
KB Home
7.50%, 09/15/2022	2,000,000	2,170,000
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	3,125,001

		$5,295,001

Insurance - 1.57%
MetLife Capital Trust X
9.25%, 04/08/2068(c)	3,000,000	4,316,100

Iron & Steel - 2.30%
Allegheny Technologies Inc
7.88%, 08/15/2023	3,000,000	2,887,500
ArcelorMittal
7.25%, 02/25/2022	3,000,000	3,405,000

		$6,292,500

Leisure Products & Services - 0.79%
Royal Caribbean Cruises Ltd
5.25%, 11/15/2022	2,000,000	2,175,000

Lodging - 1.19%
Boyd Gaming Corp
6.88%, 05/15/2023	3,000,000	3,247,500

Media - 4.88%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	2,000,000	2,125,000
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,172,500
DISH DBS Corp
5.88%, 11/15/2024	4,000,000	3,950,000
Sirius XM Radio Inc
5.38%, 04/15/2025(c)	4,000,000	4,130,000

		$13,377,500

Mining - 2.75%
Freeport-McMoRan Inc
3.88%, 03/15/2023	4,000,000	3,589,680
Teck Resources Ltd
4.50%, 01/15/2021	4,000,000	3,940,000

		$7,529,680

Mortgage Backed Securities - 5.80%
Citigroup Commercial Mortgage Trust 2015-GC29
4.29%, 04/10/2048(b)	750,000	754,199
COMM 2014-UBS3 Mortgage Trust
4.94%, 06/10/2047(b)	2,000,000	2,020,898
COMM 2015-CCRE22 Mortgage Trust
4.26%, 03/10/2048(b)	500,000	513,204
GS Mortgage Securities Trust 2013-GC13
4.20%, 07/10/2046(b),(c)	500,000	531,052

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2016 (unaudited)

BONDS (continued)	Principal Amount	Value

Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046(b)	$2,000,000	$1,985,673
GS Mortgage Securities Trust 2014-GC20
5.03%, 04/10/2047(b)	2,000,000	1,973,188
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048(b)	1,000,000	1,034,738
JP Morgan Chase Commercial Mortgage Securities Corp
4.56%, 12/15/2047(b),(c)	1,750,000	1,670,333
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.40%, 01/15/2049(b),(c)	1,000,000	781,144
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%, 04/15/2047(b)	2,000,000	2,095,728
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59%, 02/15/2048(c)	1,000,000	729,775
WFRBS Commercial Mortgage Trust 2013-C14
4.13%, 06/15/2046(b),(c)	500,000	453,540
WFRBS Commercial Mortgage Trust 2014-C22
3.92%, 09/15/2057(b)	1,000,000	964,062
4.06%, 09/15/2057(b),(c)	500,000	385,358

		$15,892,892

Office & Business Equipment - 1.17%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	3,000,000	3,202,500

Oil & Gas - 1.91%
Nabors Industries Inc
5.00%, 09/15/2020	1,000,000	985,424
Rowan Cos Inc
4.75%, 01/15/2024	2,000,000	1,630,000
4.88%, 06/01/2022	2,000,000	1,690,000
Whiting Petroleum Corp
5.75%, 03/15/2021	1,000,000	935,000

		$5,240,424

Oil & Gas Services - 1.61%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021	2,000,000	1,875,000
Weatherford International Ltd
4.50%, 04/15/2022	3,000,000	2,535,000

		$4,410,000

Packaging & Containers - 1.51%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A.
5.13%, 07/15/2023(c)	4,000,000	4,130,000

Pipelines - 1.79%
EnLink Midstream Partners LP
4.15%, 06/01/2025	3,000,000	2,871,885
Transcanada Trust
5.63%, 05/20/2075(b)	2,000,000	2,025,000

		$4,896,885

Retail - 1.52%
JC Penney Corp Inc
5.65%, 06/01/2020	1,000,000	1,002,380
Rite Aid Corp
6.75%, 06/15/2021	3,000,000	3,168,750

		$4,171,130

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

September 30, 2016 (unaudited)

BONDS (continued)	Principal Amount	Value

Software - 1.54%
First Data Corp
7.00%, 12/01/2023 (c)	$4,000,000	$4,230,000

Storage/Warehousing - 1.27%
Mobile Mini Inc
5.88%, 07/01/2024	3,331,000	3,472,567

Telecommunications - 3.54%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	3,000,000	2,413,125
Sprint Corp
7.88%, 09/15/2023	4,000,000	4,025,000
T-Mobile USA Inc
6.38%, 03/01/2025	3,000,000	3,262,500

		$9,700,625

Transportation - 1.14%
XPO Logistics Inc
6.50%, 06/15/2022 (c)	3,000,000	3,127,500

TOTAL BONDS		$160,453,913

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 5.79%	Principal Amount	Value
Federal Home Loan Mortgage Corp (FHLMC) – 1.68%
1.76%, 09/15/2040 (b),(d)	31,575,205	1,869,609
1.81%, 12/15/2036 (b),(d)	20,413,446	1,389,302
2.07%, 02/15/2038 (b),(d)	19,924,988	1,355,128
Federal National Mortgage Association (FNMA) – 3.63%
1.82%, 12/25/2034 (b),(d)	23,140,746	1,424,156
1.84%, 07/25/2056 (b),(d)	19,117,813	1,308,003
1.92%, 12/25/2045 (b),(d)	27,500,123	2,009,780
1.99%, 08/25/2044 (b),(d)	29,766,054	2,095,081
2.00%, 12/25/2044 (b),(d)	21,383,566	1,747,980
3.50%, 02/25/2036 (d)	9,708,458	1,351,918
Government National Mortgage Association (GNMA) – 0.48%
4.00%, 04/20/2046 (d)	6,941,424	1,323,383

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$15,874,340

Total Investments		$269,867,885
Other Assets and Liabilities - 1.52%		$4,161,201

TOTAL NET ASSETS - 100%		$274,029,086

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Variable Rate. Rate shown is in effect at September 30, 2016.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $37,873,706 or 13.82% of net assets.
(d)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)
Sector	Percent
Financial	20.95%
Energy	12.25%
Consumer, Non-cyclical	11.60%
Mortgage Securities	11.59%
Communications	9.34%
Consumer, Cyclical	7.49%
Industrial	7.18%
Basic Materials	6.81%
Utilities	5.53%
Technology	5.32%
Investment Companies	0.42%
Other Assets and Liabilities	1.52%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Healthcare Innovators Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS - 99.78%	Shares Held	Value

Biotechnology - 45.89%
Acceleron Pharma Inc (a)	1,062	$38,434
Achillion Pharmaceuticals Inc (a)	3,952	32,011
Aduro Biotech Inc (a)	1,806	22,449
Advaxis Inc (a)	993	10,615
Aegerion Pharmaceuticals Inc (a)	810	2,406
Agenus Inc (a)	2,509	18,015
Alder Biopharmaceuticals Inc (a)	1,264	41,421
Alnylam Pharmaceuticals Inc (a)	2,454	166,332
AMAG Pharmaceuticals Inc (a)	996	24,412
Arena Pharmaceuticals Inc (a)	6,807	11,912
ARIAD Pharmaceuticals Inc (a)	5,496	75,240
Arrowhead Pharmaceuticals Inc (a)	1,670	12,275
Atara Biotherapeutics Inc (a)	827	17,690
Bellicum Pharmaceuticals Inc (a)	772	15,363
BioCryst Pharmaceuticals Inc (a)	2,063	9,098
BioMarin Pharmaceutical Inc (a)	2,014	186,335
Bluebird Bio Inc (a)	1,073	72,728
Celldex Therapeutics Inc (a)	2,767	11,179
Coherus Biosciences Inc (a)	1,119	29,967
Dynavax Technologies Corp (a)	1,108	11,623
Epizyme Inc (a)	1,662	16,354
Esperion Therapeutics Inc (a)	633	8,767
Exact Sciences Corp (a)	2,816	52,293
Exelixis Inc (a)	6,595	84,350
FibroGen Inc (a)	1,774	36,722
Five Prime Therapeutics Inc (a)	793	41,625
Foundation Medicine Inc (a)	988	23,070
Geron Corp (a)	4,588	10,369
Halozyme Therapeutics Inc (a)	3,730	45,058
ImmunoGen Inc (a)	2,440	6,539
Incyte Corp (a)	2,293	216,207
Infinity Pharmaceuticals Inc (a)	1,383	2,157
Innoviva Inc (a)	3,299	36,256
Inovio Pharmaceuticals Inc (a)	2,081	19,395
Insmed Inc (a)	1,775	25,773
Intercept Pharmaceuticals Inc (a)	705	116,036
Intrexon Corp (a)	3,375	94,568
Ionis Pharmaceuticals Inc (a)	3,487	127,764
Juno Therapeutics Inc (a)	3,016	90,510
Karyopharm Therapeutics Inc (a)	1,001	9,740
Kite Pharma Inc (a)	1,411	78,818
Lexicon Pharmaceuticals Inc (a)	2,995	54,120
MacroGenics Inc (a)	985	29,461
Medicines Co/The (a)	2,011	75,895
Merrimack Pharmaceuticals Inc (a)	3,355	21,304
Momenta Pharmaceuticals Inc (a)	1,979	23,135
NewLink Genetics Corp (a)	810	12,166
Novavax Inc (a)	7,812	16,249
Omeros Corp (a)	1,066	11,897
Otonomy Inc (a)	870	15,825
OvaScience Inc (a)	765	5,477
Pacific Biosciences of California Inc (a)	2,300	20,608
Prothena Corp PLC (a)	992	59,490
PTC Therapeutics Inc (a)	961	13,464
Puma Biotechnology Inc (a)	938	62,893
Retrophin Inc (a)	1,052	23,544
Sage Therapeutics Inc (a)	925	42,596
Sangamo BioSciences Inc (a)	1,972	9,130
Seattle Genetics Inc (a)	4,036	217,984
Spark Therapeutics Inc (a)	782	46,967
Spectrum Pharmaceuticals Inc (a)	1,911	8,924
Ultragenyx Pharmaceutical Inc (a)	1,126	79,878
Vertex Pharmaceuticals Inc (a)	2,088	182,094

See accompanying notes.

Schedule of Investments

Principal Healthcare Innovators Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
ZIOPHARM Oncology Inc (a)	3,754	$21,135

		$3,006,112

Commercial Services - 0.26%
Albany Molecular Research Inc (a)	1,030	17,005

Electronics - 0.10%
Fluidigm Corp (a)	810	6,488

Healthcare - Products - 17.36%
Accelerate Diagnostics Inc (a)	1,462	39,854
Accuray Inc (a)	2,343	14,925
AtriCure Inc (a)	940	14,871
Boston Scientific Corp (a)	8,813	209,749
Cardiovascular Systems Inc (a)	939	22,292
Cepheid (a)	2,100	110,649
Cerus Corp (a)	2,796	17,363
ConforMIS Inc (a)	1,142	11,329
CR Bard Inc	820	183,910
Endologix Inc (a)	2,363	30,246
Genomic Health Inc (a)	930	26,896
Haemonetics Corp (a)	1,466	53,084
Insulet Corp (a)	1,645	67,346
Intersect ENT Inc (a)	818	12,957
Invacare Corp	891	9,952
K2M Group Holdings Inc (a)	1,187	21,105
Nevro Corp (a)	807	84,243
NxStage Medical Inc (a)	1,842	46,031
Orthofix International NV (a)	526	22,497
Quidel Corp (a)	929	20,522
Rockwell Medical Inc (a)	1,444	9,675
Sientra Inc (a)	508	4,567
Spectranetics Corp/The (a)	1,221	30,635
Wright Medical Group NV (a)	2,966	72,756

		$1,137,454

Healthcare - Services - 3.42%
Brookdale Senior Living Inc (a)	5,343	93,235
Capital Senior Living Corp (a)	856	14,381
Healthways Inc (a)	1,032	27,307
Kindred Healthcare Inc	2,398	24,507
Tenet Healthcare Corp (a)	2,847	64,513

		$223,943

Pharmaceuticals - 32.75%
ACADIA Pharmaceuticals Inc (a)	3,255	103,542
Adamas Pharmaceuticals Inc (a)	599	9,830
Aerie Pharmaceuticals Inc (a)	766	28,909
Agios Pharmaceuticals Inc (a)	1,093	57,732
Akebia Therapeutics Inc (a)	1,056	9,557
Alkermes PLC (a)	4,356	204,863
Amicus Therapeutics Inc (a)	3,583	26,514
Array BioPharma Inc (a)	4,174	28,175
Axovant Sciences Ltd (a)	2,865	40,110
BioDelivery Sciences International Inc (a)	1,499	4,047
Cara Therapeutics Inc (a)	764	6,379
Cempra Inc (a)	1,376	33,299
Chimerix Inc (a)	1,293	7,163
Clovis Oncology Inc (a)	1,105	39,835
Collegium Pharmaceutical Inc (a)	659	12,692
Depomed Inc (a),(b)	1,760	43,982
DexCom Inc (a)	2,356	206,527
Eagle Pharmaceuticals Inc (a)	447	31,290

See accompanying notes.

Schedule of Investments

Principal Healthcare Innovators Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Enanta Pharmaceuticals Inc (a)	545	$14,503
Endo International PLC (a)	5,894	118,764
Flexion Therapeutics Inc (a)	604	11,802
Global Blood Therapeutics Inc (a)	881	20,307
Heron Therapeutics Inc (a)	1,041	17,937
Intra-Cellular Therapies Inc (a)	1,243	18,943
Ironwood Pharmaceuticals Inc (a)	3,683	58,486
Keryx Biopharmaceuticals Inc (a)	3,083	16,371
La Jolla Pharmaceutical Co (a)	513	12,204
MannKind Corp (a)	12,013	7,448
Mirati Therapeutics Inc (a)	543	3,589
Nektar Therapeutics (a)	3,857	66,263
Neurocrine Biosciences Inc (a)	2,498	126,499
Ophthotech Corp (a)	1,018	46,960
OPKO Health Inc (a)	15,722	166,496
Orexigen Therapeutics Inc (a)	408	1,355
Pacira Pharmaceuticals Inc (a)	1,070	36,615
Portola Pharmaceuticals Inc (a)	1,629	36,995
Progenics Pharmaceuticals Inc (a)	2,031	12,856
Radius Health Inc (a)	1,243	67,234
Raptor Pharmaceutical Corp (a)	2,459	22,057
Regulus Therapeutics Inc (a)	1,479	4,881
Revance Therapeutics Inc (a)	811	13,146
Sarepta Therapeutics Inc (a)	1,319	81,000
Synergy Pharmaceuticals Inc (a)	3,284	18,095
TESARO Inc (a)	1,164	116,679
Tetraphase Pharmaceuticals Inc (a)	1,026	3,930
TG Therapeutics Inc (a)	1,515	11,726
TherapeuticsMD Inc (a)	5,149	35,065
Trevena Inc (a)	1,424	9,612
Vanda Pharmaceuticals Inc (a)	1,249	20,783
Vitae Pharmaceuticals Inc (a)	614	12,845
Xencor Inc (a)	1,178	28,849
Zafgen Inc (a)	764	2,529
Zogenix Inc (a)	694	7,933

		$2,145,203

Total Investments		$6,536,205
Other Assets and Liabilities - 0.22%		$14,314

TOTAL NET ASSETS - 100%		$6,550,519

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $43,982 or 0.67% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	99.68%
Industrial	0.10%
Other Assets and Liabilities	0.22%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Millennials Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS - 99.61%	Shares Held	Value

Apparel - 5.82%
adidas AG	343	$59,530
Carter’s Inc	383	33,210
Columbia Sportswear Co	332	18,838
Michael Kors Holdings Ltd (a)	1,973	92,316
NIKE Inc, Class B	2,449	128,940
Under Armour Inc, Class A (a)	1,710	66,143
VF Corp	627	35,143

		$434,120

Beverages - 4.34%
Brown-Forman Corp, Class B	819	38,854
Constellation Brands Inc, Class A	665	110,716
Davide Campari-Milano SpA	1,998	22,512
Diageo PLC	1,500	42,977
Treasury Wine Estates Ltd	10,108	85,407
Tsingtao Brewery Co Ltd, Class H	6,000	23,361

		$323,827

Chemicals - 0.57%
Givaudan SA	21	42,735

Commercial Services - 6.61%
Advisory Board Co/The (a)	619	27,694
Bright Horizons Family Solutions Inc (a)	1,743	116,589
Capella Education Co	379	21,997
EVERTEC Inc	1,431	24,012
G8 Education Ltd	6,902	16,059
PayPal Holdings Inc (a)	2,590	106,113
RELX PLC	8,094	153,484
Wirecard AG	527	27,380

		$493,328

Computers - 1.65%
Apple Inc	371	41,942
HP Inc	3,280	50,938
Ingenico Group SA	348	30,402

		$123,282

Diversified Financial Services - 6.05%
American Express Co	661	42,330
Discover Financial Services	2,956	167,162
Mastercard Inc, Class A	430	43,761
TD Ameritrade Holding Corp	1,287	45,354
Visa Inc, Class A	531	43,914
Worldpay Group PLC (b)	28,435	109,167

		$451,688

Food - 0.84%
Hain Celestial Group Inc/The (a)	488	17,363
Kroger Co/The	1,046	31,045
Sprouts Farmers Market Inc (a)	689	14,228

		$62,636

Home Builders - 0.53%
NVR Inc (a)	24	39,357

Home Furnishings - 0.74%
Tempur Sealy International Inc (a)	328	18,611
Whirlpool Corp	225	36,486

		$55,097

Internet - 25.75%
Alibaba Group Holding Ltd ADR (a)	1,265	133,824

See accompanying notes.

Schedule of Investments

Principal Millennials Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Alphabet Inc, Class A (a)	53	$42,615
Alphabet Inc, Class C (a)	202	157,013
Amazon.com Inc (a)	169	141,505
ASOS PLC (a)	1,604	100,812
Baidu Inc ADR (a)	789	143,653
Ctrip.com International Ltd ADR (a)	1,692	78,797
eBay Inc (a)	1,693	55,700
Facebook Inc, Class A (a)	1,320	169,316
Groupon Inc (a)	5,016	25,832
GrubHub Inc (a)	2,995	128,755
IAC/InterActiveCorp	1,591	99,390
Just Eat PLC (a)	13,822	96,026
Match Group Inc (a)	1,810	32,200
Netflix Inc (a)	977	96,283
Priceline Group Inc/The (a)	117	172,164
Rightmove PLC	331	18,114
Tencent Holdings Ltd	7,400	203,213
Trade Me Group Ltd	6,536	26,747

		$1,921,959

Leisure Products & Services - 0.33%
Planet Fitness Inc, Class A (a)	1,232	24,726

Media - 7.54%
AMC Networks Inc, Class A (a)	308	15,973
CBS Corp NVDR, Class B	737	40,343
Comcast Corp, Class A	661	43,851
Informa PLC	11,272	104,024
MSG Networks Inc, Class A (a)	1,157	21,532
Naspers Ltd, Class N	717	124,105
Time Warner Inc	559	44,502
Twenty-First Century Fox Inc, Class A	1,436	34,780
Vivendi SA	4,745	95,679
Walt Disney Co/The	409	37,980

		$562,769

Real Estate - 0.28%
REA Group Ltd	481	20,781

Retail - 27.39%
ANTA Sports Products Ltd	34,000	92,272
Bed Bath & Beyond Inc	807	34,790
Best Buy Co Inc	1,251	47,763
Burlington Stores Inc (a)	355	28,762
Children’s Place Inc/The	239	19,089
Chipotle Mexican Grill Inc (a)	85	35,998
Dick’s Sporting Goods Inc	428	24,276
Domino’s Pizza Inc	306	46,466
Fast Retailing Co Ltd	300	95,528
Finish Line Inc/The, Class A	948	21,880
Foot Locker Inc	625	42,325
GameStop Corp, Class A	630	17,382
GNC Holdings Inc, Class A	629	12,844
Hennes & Mauritz AB, Class B	2,993	84,430
Hibbett Sports Inc (a)	557	22,224
Home Depot Inc/The	1,128	145,151
Industria de Diseno Textil SA	2,966	109,951
JB Hi-Fi Ltd	1,103	24,456
Kate Spade & Co (a)	2,937	50,311
L Brands Inc	456	32,271
Lowe’s Cos Inc	536	38,705
Mr Price Group Ltd	9,321	103,076
Next PLC	516	31,943
OVS SpA (b)	12,772	73,817

See accompanying notes.

Schedule of Investments

Principal Millennials Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Panera Bread Co, Class A (a)	552	$107,485
PVH Corp	407	44,974
Sports Direct International PLC (a)	3,683	13,715
Starbucks Corp	2,512	136,000
SuperGroup PLC	5,579	108,685
TJX Cos Inc/The	518	38,736
Truworths International Ltd	17,264	89,324
Urban Outfitters Inc (a)	3,412	117,782
Vitamin Shoppe Inc (a)	646	17,345
Williams-Sonoma Inc	366	18,695
Yamada Denki Co Ltd	4,200	20,709
Zalando SE (a),(b)	2,279	95,108

		$2,044,268

Semiconductors - 2.91%
NVIDIA Corp	3,169	217,140

Software - 7.65%
Activision Blizzard Inc	2,965	131,350
Changyou.com Ltd ADR (a)	1,065	29,021
Electronic Arts Inc (a)	2,277	194,456
Konami Holdings Corp	700	26,887
NetEase Inc ADR	787	189,494

		$571,208

Telecommunications - 0.61%
Cisco Systems Inc	1,425	45,201

Total Investments		$7,434,122
Other Assets and Liabilities - 0.39%		$29,268

TOTAL NET ASSETS - 100%		$7,463,390

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $278,092 or 3.73% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	34.80%
Communications	33.90%
Technology	12.22%
Consumer, Non-cyclical	11.79%
Financial	6.33%
Basic Materials	0.57%
Other Assets and Liabilities	0.39%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS - 99.66%	Shares Held	Value

Advertising - 0.99%
Omnicom Group Inc	765	$65,025

Aerospace & Defense - 3.20%
General Dynamics Corp	439	68,115
Lockheed Martin Corp	82	19,657
Rockwell Collins Inc	679	57,267
Spirit AeroSystems Holdings Inc, Class A (a)	903	40,220
TransDigm Group Inc (a)	84	24,286

		$209,545

Agriculture - 1.78%
Altria Group Inc	964	60,954
Reynolds American Inc	1,178	55,542

		$116,496

Airlines - 0.24%
Alaska Air Group Inc	240	15,806

Apparel - 0.23%
NIKE Inc, Class B	290	15,268

Banks - 1.31%
Northern Trust Corp	699	47,525
Signature Bank (a)	321	38,022

		$85,547

Beverages - 3.87%
Brown-Forman Corp, Class B	1,204	57,118
Constellation Brands Inc, Class A	424	70,592
Dr Pepper Snapple Group Inc	648	59,169
PepsiCo Inc	608	66,132

		$253,011

Biotechnology - 2.66%
Amgen Inc	418	69,727
Gilead Sciences Inc	679	53,722
Illumina Inc (a)	279	50,683

		$174,132

Chemicals - 4.68%
Air Products & Chemicals Inc	483	72,614
Ecolab Inc	408	49,662
International Flavors & Fragrances Inc	402	57,474
PPG Industries Inc	429	44,342
Praxair Inc	174	21,024
Sherwin-Williams Co/The	221	61,142

		$306,258

Commercial Services - 8.89%
Automatic Data Processing Inc	209	18,434
Cintas Corp	709	79,834
Equifax Inc	566	76,172
FleetCor Technologies Inc (a)	138	23,975
Gartner Inc (a)	505	44,667
Global Payments Inc	292	22,414
Moody’s Corp	675	73,089
Nielsen Holdings PLC	353	18,910
SEI Investments Co	1,087	49,578
Total System Services Inc	1,362	64,218
Vantiv Inc, Class A (a)	1,142	64,260
Verisk Analytics Inc (a)	571	46,411

		$581,962

Schedule of Investments

Principal Price Setters Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers - 1.32%
Accenture PLC, Class A	413	$50,456
Apple Inc	184	20,801
Cognizant Technology Solutions Corp, Class A (a)	312	14,886

		$86,143

Distribution/Wholesale - 0.56%
Fastenal Co	393	16,419
Genuine Parts Co	199	19,990

		$36,409

Diversified Financial Services - 6.20%
Affiliated Managers Group Inc (a)	429	62,076
Alliance Data Systems Corp (a)	86	18,449
American Express Co	321	20,557
CME Group Inc	194	20,277
Intercontinental Exchange Inc	174	46,869
MasterCard Inc, Class A	480	48,850
S&P Global Inc	464	58,724
T Rowe Price Group Inc	601	39,966
TD Ameritrade Holding Corp	622	21,919
Visa Inc, Class A	821	67,897

		$405,584

Electric - 4.85%
CMS Energy Corp	449	18,863
Consolidated Edison Inc	592	44,578
Dominion Resources Inc	600	44,562
Duke Energy Corp	561	44,902
Eversource Energy	765	41,448
Pinnacle West Capital Corp	260	19,757
SCANA Corp	913	66,074
Southern Co/The	368	18,878
Xcel Energy Inc	449	18,472

		$317,534

Electrical Components & Equipment - 2.14%
Acuity Brands Inc	285	75,411
AMETEK Inc	383	18,300
Emerson Electric Co	851	46,388

		$140,099

Electronics - 4.27%
Amphenol Corp, Class A	1,130	73,360
Honeywell International Inc	413	48,152
Mettler-Toledo International Inc (a)	189	79,348
Waters Corp (a)	495	78,452

		$279,312

Environmental Control - 0.70%
Republic Services Inc	908	45,809

Food - 3.82%
Campbell Soup Co	674	36,868
General Mills Inc	1,010	64,519
Hershey Co/The	194	18,546
Hormel Foods Corp	1,397	52,988
Kroger Co/The	444	13,178
McCormick & Co Inc	444	44,365
Mondelez International Inc, Class A	439	19,272

		$249,736

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas - 1.39%
Atmos Energy Corp	597	$44,458
Sempra Energy	435	46,628

		$91,086

Hand/Machine Tools - 1.02%
Snap-on Inc	286	43,461
Stanley Black & Decker Inc	189	23,243

		$66,704

Healthcare - Products - 2.43%
Henry Schein Inc (a)	250	40,745
Hologic Inc (a)	515	19,998
IDEXX Laboratories Inc (a)	245	27,619
Stryker Corp	418	48,659
Thermo Fisher Scientific Inc	138	21,950

		$158,971

Healthcare - Services - 2.19%
Aetna Inc	383	44,217
MEDNAX Inc (a)	887	58,764
UnitedHealth Group Inc	148	20,720
Universal Health Services Inc, Class B	162	19,962

		$143,663

Home Builders - 0.93%
NVR Inc (a)	37	60,675

Household Products - 1.60%
Colgate-Palmolive Co	912	67,616
Estee Lauder Cos Inc/The, Class A	194	17,181
Procter & Gamble Co/The	219	19,655

		$104,452

Household Products/Wares - 2.13%
Church & Dwight Co Inc	1,319	63,207
Clorox Co/The	469	58,709
Kimberly-Clark Corp	137	17,281

		$139,197

Insurance - 3.20%
Berkshire Hathaway Inc, Class B (a)	311	44,930
Cincinnati Financial Corp	280	21,118
Markel Corp (a)	21	19,504
Marsh & McLennan Cos Inc	729	49,025
Torchmark Corp	1,170	74,751

		$209,328

Internet - 0.66%
CDW Corp	449	20,533
F5 Networks Inc (a)	184	22,933

		$43,466

Lodging - 0.59%
Wyndham Worldwide Corp	571	38,445

Machinery - Diversified - 1.43%
Roper Technologies Inc	249	45,435
Wabtec Corp	587	47,929

		$93,364

Media - 2.18%
Comcast Corp, Class A	307	20,366
FactSet Research Systems Inc	398	64,516

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Walt Disney Co/The	622	$57,759

		$142,641

Miscellaneous Manufacture - 1.37%
3M Co	382	67,320
Illinois Tool Works Inc	189	22,650

		$89,970

Packaging & Containers - 0.64%
Sealed Air Corp	908	41,605

Pharmaceuticals - 4.54%
AbbVie Inc	760	47,933
Cardinal Health Inc	510	39,627
Express Scripts Holding Co (a)	851	60,021
Johnson & Johnson	566	66,862
McKesson Corp	382	63,699
Mead Johnson Nutrition Co	240	18,962

		$297,104

REITS - 3.13%
Boston Properties Inc	157	21,397
Federal Realty Investment Trust	280	43,100
Public Storage	240	53,554
Realty Income Corp	306	20,481
Simon Property Group Inc	219	45,335
Welltower Inc	280	20,936

		$204,803

Retail - 4.94%
CVS Health Corp	429	38,177
Dollar General Corp	240	16,798
Home Depot Inc/The	480	61,766
Lowe’s Cos Inc	617	44,553
McDonald’s Corp	353	40,722
O’Reilly Automotive Inc (a)	230	64,425
Starbucks Corp	714	38,656
Walgreens Boots Alliance Inc	224	18,059

		$323,156

Semiconductors - 2.26%
Linear Technology Corp	954	56,563
Skyworks Solutions Inc	893	67,993
Texas Instruments Inc	336	23,580

		$148,136

Software - 5.54%
ANSYS Inc (a)	721	66,772
Broadridge Financial Solutions Inc	1,068	72,400
Citrix Systems Inc (a)	250	21,305
Fiserv Inc (a)	622	61,870
MSCI Inc	251	21,069
Paychex Inc	1,166	67,476
Red Hat Inc (a)	637	51,489

		$362,381

Telecommunications - 2.40%
AT&T Inc	1,123	45,605
Cisco Systems Inc	1,586	50,308
Verizon Communications Inc	1,180	61,336

		$157,249

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Transportation - 3.38%
CH Robinson Worldwide Inc	596	$41,994
Expeditors International of Washington Inc	1,308	67,388
JB Hunt Transport Services Inc	546	44,303
United Parcel Service Inc, Class B	617	67,475

		$221,160

Total Investments		$6,521,232
Other Assets and Liabilities - 0.34%		$22,066

TOTAL NET ASSETS - 100%		$6,543,298

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	34.81%
Industrial	18.15%
Financial	13.70%
Technology	9.12%
Consumer, Cyclical	7.48%
Utilities	6.24%
Communications	6.24%
Basic Materials	3.92%
Other Assets and Liabilities	0.34%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS - 99.19%	Shares Held	Value

Advertising - 1.43%
Interpublic Group of Cos Inc/The	1,380	$30,843
Omnicom Group Inc	719	61,115

		$91,958

Aerospace & Defense - 0.51%
Boeing Co/The	249	32,803

Airlines - 1.93%
Alaska Air Group Inc	399	26,278
Delta Air Lines Inc	1,153	45,382
Southwest Airlines Co	1,334	51,880

		$123,540

Apparel - 0.39%
Carter’s Inc	290	25,146

Auto Manufacturers - 0.84%
Ford Motor Co	4,446	53,663

Auto Parts & Equipment - 2.68%
Allison Transmission Holdings Inc	2,365	67,828
Dana Inc	2,373	36,995
Lear Corp	552	66,914

		$171,737

Banks - 4.27%
Capital One Financial Corp	852	61,199
Fifth Third Bancorp	1,934	39,570
Goldman Sachs Group Inc/The	374	60,315
PacWest Bancorp	917	39,348
SunTrust Banks Inc	1,687	73,891

		$274,323

Biotechnology - 1.81%
Amgen Inc	393	65,556
Gilead Sciences Inc	641	50,716

		$116,272

Chemicals - 4.14%
Dow Chemical Co/The	1,152	59,708
Eastman Chemical Co	460	31,133
LyondellBasell Industries NV, Class A	698	56,301
Mosaic Co/The	2,101	51,390
PolyOne Corp	1,097	37,090
Sherwin-Williams Co/The	109	30,156

		$265,778

Commercial Services - 1.89%
ManpowerGroup Inc	718	51,883
Moody’s Corp	332	35,949
Western Union Co/The	1,616	33,645

		$121,477

Computers - 2.98%
Apple Inc	579	65,456
Computer Sciences Corp	1,024	53,463
International Business Machines Corp	226	35,900
Seagate Technology PLC	941	36,276

		$191,095

Distribution/Wholesale - 0.48%
WW Grainger Inc	137	30,803

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services - 8.68%
American Express Co	531	$34,005
Ameriprise Financial Inc	667	66,547
CIT Group Inc	990	35,937
Discover Financial Services	1,206	68,199
Invesco Ltd	2,094	65,480
Janus Capital Group Inc	2,283	31,985
Mastercard Inc, Class A	339	34,500
Navient Corp	5,171	74,824
T Rowe Price Group Inc	810	53,865
Waddell & Reed Financial Inc, Class A	2,375	43,130
WisdomTree Investments Inc	4,694	48,301

		$556,773

Electric - 0.60%
AES Corp	3,012	38,704

Electronics - 1.59%
Amphenol Corp, Class A	1,055	68,490
TE Connectivity Ltd	518	33,349

		$101,839

Engineering & Construction - 0.51%
Fluor Corp	641	32,896

Entertainment - 1.05%
Six Flags Entertainment Corp	580	31,094
Vail Resorts Inc	231	36,239

		$67,333

Food - 1.85%
Pilgrim’s Pride Corp	2,557	54,004
Tyson Foods Inc, Class A	864	64,515

		$118,519

Gas - 0.56%
UGI Corp	798	36,102

Hand/Machine Tools - 0.53%
Lincoln Electric Holdings Inc	541	33,877

Healthcare - Products - 0.52%
ResMed Inc	518	33,561

Healthcare - Services - 3.32%
Aetna Inc	515	59,457
Anthem Inc	428	53,633
HealthSouth Corp	838	33,997
UnitedHealth Group Inc	470	65,800

		$212,887

Household Products - 0.45%
Estee Lauder Cos Inc/The, Class A	323	28,605

Insurance - 8.83%
Allied World Assurance Co Holdings AG	911	36,823
Allstate Corp/The	465	32,169
American Financial Group Inc	834	62,550
CNO Financial Group Inc	3,191	48,727
Everest Re Group Ltd	300	56,991
First American Financial Corp	1,512	59,391
Hanover Insurance Group Inc/The	355	26,774
Lincoln National Corp	1,533	72,020
Prudential Financial Inc	446	36,416
Reinsurance Group of America Inc	621	67,031
Travelers Cos Inc/The	274	31,387

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Unum Group	1,034	$36,510

		$566,789

Iron & Steel - 1.03%
Reliance Steel & Aluminum Co	919	66,196

Leisure Products & Services - 1.06%
Harley-Davidson Inc	1,297	68,209

Lodging - 1.67%
Marriott International Inc, Class A	821	55,278
Wyndham Worldwide Corp	768	51,709

		$106,987

Machinery - Construction & Mining - 0.60%
Caterpillar Inc	436	38,704

Machinery - Diversified - 2.61%
AGCO Corp	596	29,395
Cummins Inc	573	73,430
Wabtec Corp	793	64,748

		$167,573

Media - 4.26%
Comcast Corp, Class A	511	33,899
Scripps Networks Interactive Inc, Class A	939	59,617
Time Warner Inc	449	35,745
Viacom Inc, Class A	1,350	57,807
Viacom Inc, Class B	1,519	57,874
Walt Disney Co/The	309	28,694

		$273,636

Miscellaneous Manufacture - 2.73%
3M Co	189	33,308
Carlisle Cos Inc	327	33,540
Eaton Corp PLC	520	34,169
Illinois Tool Works Inc	313	37,510
Parker-Hannifin Corp	291	36,529

		$175,056

Oil & Gas - 3.55%
Hess Corp	1,284	68,848
Tesoro Corp	689	54,817
Valero Energy Corp	925	49,025
Western Refining Inc	2,085	55,169

		$227,859

Oil & Gas Services - 2.46%
National Oilwell Varco Inc	1,913	70,284
Oceaneering International Inc	2,014	55,405
Schlumberger Ltd	411	32,321

		$158,010

Packaging & Containers - 1.50%
Packaging Corp of America	608	49,406
WestRock Co	968	46,929

		$96,335

Pharmaceuticals - 2.38%
AbbVie Inc	1,025	64,647
Cardinal Health Inc	361	28,050
Mead Johnson Nutrition Co	759	59,968

		$152,665

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITS - 4.29%
Apple Hospitality REIT Inc	1,553	$28,746
Communications Sales & Leasing Inc	2,971	93,319
Host Hotels & Resorts Inc	3,658	56,955
LaSalle Hotel Properties	1,212	28,930
New Residential Investment Corp	2,521	34,815
Simon Property Group Inc	156	32,294

		$275,059

Retail - 11.57%
Brinker International Inc	1,117	56,330
Cracker Barrel Old Country Store Inc	386	51,037
CVS Health Corp	303	26,964
Dick’s Sporting Goods Inc	695	39,421
Dollar General Corp	397	27,786
Dunkin’ Brands Group Inc	633	32,967
GameStop Corp, Class A	1,804	49,772
Gap Inc/The	2,011	44,725
GNC Holdings Inc, Class A	1,953	39,880
Home Depot Inc/The	237	30,497
HSN Inc	1,047	41,671
Jack in the Box Inc	429	41,158
Lowe’s Cos Inc	435	31,411
Macy’s Inc	1,287	47,683
Nordstrom Inc	1,091	56,601
Papa John’s International Inc	963	75,933
Target Corp	709	48,694

		$742,530

Semiconductors - 2.76%
Lam Research Corp	402	38,073
NVIDIA Corp	947	64,889
Texas Instruments Inc	1,056	74,110

		$177,072

Shipbuilding - 1.02%
Huntington Ingalls Industries Inc	427	65,510

Software - 0.48%
Jack Henry & Associates Inc	359	30,712

Telecommunications - 1.40%
Cisco Systems Inc	1,127	35,749
Juniper Networks Inc	2,252	54,183

		$89,932

Transportation - 1.98%
CH Robinson Worldwide Inc	422	29,734
Expeditors International of Washington Inc	644	33,179
Landstar System Inc	946	64,404

		$127,317

TOTAL COMMON STOCKS		$6,365,842

INVESTMENT COMPANIES - 0.30%	Shares Held	Value

Exchange Traded Funds - 0.30%
iShares Core S&P 500 ETF	88	19,145

TOTAL INVESTMENT COMPANIES		$19,145

Total Investments		$6,384,987
Other Assets and Liabilities - 0.51%		$32,970

TOTAL NET ASSETS - 100%		$6,417,957

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

September 30, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	26.07%
Consumer, Cyclical	21.66%
Industrial	13.58%
Consumer, Non-cyclical	12.22%
Communications	7.10%
Technology	6.21%
Energy	6.01%
Basic Materials	5.17%
Utilities	1.17%
Investment Companies	0.30%
Other Assets and Liabilities	0.51%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS - 99.85%	Shares Held	Value

Aerospace & Defense - 0.27%
Kaman Corp	2,460	$108,043
National Presto Industries Inc	369	32,395

		$140,438

Airlines - 0.56%
Hawaiian Holdings Inc (a)	4,839	235,175
SkyWest Inc	2,092	55,250

		$290,425

Apparel - 0.54%
Oxford Industries Inc	1,230	83,271
Steven Madden Ltd (a)	5,614	194,020

		$277,291

Auto Manufacturers - 0.25%
Wabash National Corp (a)	9,217	131,250

Auto Parts & Equipment - 0.73%
Cooper-Standard Holding Inc (a)	1,435	141,778
Dorman Products Inc (a)	2,337	149,334
Douglas Dynamics Inc	1,435	45,834
Superior Industries International Inc	1,394	40,649

		$377,595

Banks - 8.24%
Ameris Bancorp	4,178	146,021
BNC Bancorp	2,169	52,750
Cathay General Bancorp	8,894	273,757
CenterState Banks Inc	3,317	58,810
Chemical Financial Corp	4,998	220,562
City Holding Co	1,312	65,980
Columbia Banking System Inc	4,957	162,193
Customers Bancorp Inc (a)	2,009	50,546
Eagle Bancorp Inc (a)	2,538	125,200
Enterprise Financial Services Corp	1,394	43,563
FCB Financial Holdings Inc, Class A (a)	2,584	99,303
Financial Institutions Inc	984	26,676
First Financial Bankshares Inc	3,973	144,776
First Financial Corp	943	38,361
First Interstate BancSystem Inc, Class A	3,116	98,185
Franklin Financial Network Inc (a)	410	15,334
Fulton Financial Corp	21,140	306,953
German American Bancorp Inc	939	36,555
Great Western Bancorp Inc	7,171	238,938
Heartland Financial USA Inc	820	29,577
Heritage Financial Corp	2,214	39,741
Independent Bank Corp	1,640	88,708
Lakeland Financial Corp	1,927	68,254
MB Financial Inc	7,172	272,823
NBT Bancorp Inc	2,706	88,946
Opus Bank	2,296	81,210
Renasant Corp	2,994	100,688
Seacoast Banking Corp of Florida (a)	1,517	24,409
ServisFirst Bancshares Inc	1,394	72,363
Simmons First National Corp, Class A	1,681	83,882
South State Corp	1,968	147,679
Southside Bancshares Inc	1,476	47,498
Stock Yards Bancorp Inc	1,066	35,135
TCF Financial Corp	20,977	304,376
Tompkins Financial Corp	656	50,125
Towne Bank	2,989	71,826
TriCo Bancshares	1,476	39,513
Union Bankshares Corp	2,870	76,830

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
United Bankshares Inc	6,843	$257,776
Walker & Dunlop Inc (a)	2,374	59,967

		$4,245,789

Beverages - 0.19%
Coca-Cola Bottling Co Consolidated	451	66,820
National Beverage Corp (a)	656	28,897

		$95,717

Biotechnology - 2.84%
Aduro Biotech Inc (a)	2,005	24,922
Cambrex Corp (a)	4,342	193,045
Emergent BioSolutions Inc (a)	2,907	91,658
Exelixis Inc (a)	23,642	302,381
FibroGen Inc (a)	2,255	46,678
Five Prime Therapeutics Inc (a)	2,333	122,459
Innoviva Inc (a)	2,743	30,146
Inovio Pharmaceuticals Inc (a)	7,249	67,561
Lexicon Pharmaceuticals Inc (a)	2,952	53,343
Ligand Pharmaceuticals Inc (a)	3,034	309,650
Momenta Pharmaceuticals Inc (a)	4,178	48,841
NeoGenomics Inc (a)	2,009	16,514
Pacific Biosciences of California Inc (a)	8,402	75,282
PDL BioPharma Inc	14,256	47,758
Theravance Biopharma Inc (a)	943	34,174

		$1,464,412

Chemicals - 2.11%
Balchem Corp	1,394	108,077
Cabot Corp	6,890	361,105
HB Fuller Co	4,506	209,394
Innophos Holdings Inc	1,800	70,254
Innospec Inc	3,609	219,463
Rayonier Advanced Materials Inc	3,481	46,541
Stepan Co	1,025	74,476

		$1,089,310

Commercial Services - 4.49%
Aaron’s Inc	2,989	75,980
ABM Industries Inc	4,916	195,165
AMN Healthcare Services Inc (a)	5,122	163,238
Barrett Business Services Inc	574	28,476
Capella Education Co	492	28,556
Cardtronics PLC, Class A (a)	4,055	180,853
Carriage Services Inc	902	21,332
CBIZ Inc (a)	5,531	61,892
CEB Inc	2,296	125,063
Cimpress NV (a)	2,460	248,903
CorVel Corp (a)	697	26,765
CPI Card Group Inc	2,374	14,339
Ennis Inc	1,968	33,161
Forrester Research Inc	451	17,544
Grand Canyon Education Inc (a)	1,595	64,422
Hackett Group Inc/The	1,517	25,061
Healthcare Services Group Inc	4,260	168,611
HMS Holdings Corp (a)	4,137	91,717
ICF International Inc (a)	1,025	45,428
INC Research Holdings Inc, Class A (a)	4,670	208,189
Insperity Inc	2,501	181,673
Kforce Inc	1,431	29,321
Matthews International Corp, Class A	902	54,805
Medifast Inc	1,148	43,383

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Monro Muffler Brake Inc	1,640	$100,319
Navigant Consulting Inc (a)	2,665	53,886
Resources Connection Inc	1,435	21,439
Vectrus Inc (a)	328	4,995

		$2,314,516

Computers - 1.96%
Barracuda Networks Inc (a)	2,296	58,502
CACI International Inc, Class A (a)	1,681	169,613
Convergys Corp	6,433	195,692
Diebold Inc	4,752	117,802
ExlService Holdings Inc (a)	2,825	140,798
Mercury Systems Inc (a)	1,230	30,221
Science Applications International Corp	2,584	179,252
Sykes Enterprises Inc (a)	2,665	74,966
TeleTech Holdings Inc	1,435	41,601

		$1,008,447

Construction Materials - 1.42%
AAON Inc	1,312	37,812
Apogee Enterprises Inc	2,251	100,597
Drew Industries Inc	1,681	164,772
Gibraltar Industries Inc (a)	1,230	45,694
Headwaters Inc (a)	5,203	88,035
NCI Building Systems Inc (a)	1,886	27,517
Patrick Industries Inc (a)	939	58,143
Simpson Manufacturing Co Inc	2,009	88,295
Universal Forest Products Inc	1,230	121,143

		$732,008

Distribution/Wholesale - 1.25%
Beacon Roofing Supply Inc (a)	2,907	122,297
Core-Mark Holding Co Inc	2,173	77,793
ScanSource Inc (a)	1,230	44,895
Veritiv Corp (a)	369	18,513
WESCO International Inc (a)	6,146	377,918

		$641,416

Diversified Financial Services - 3.38%
Artisan Partners Asset Management Inc, Class A	5,290	143,888
BGC Partners Inc, Class A	26,184	229,110
Ellie Mae Inc (a)	3,727	392,453
Federal Agricultural Mortgage Corp, Class C	656	25,912
Interactive Brokers Group Inc, Class A	8,561	301,946
Moelis & Co, Class A	2,009	54,022
Nelnet Inc, Class A	2,169	87,563
Newtek Business Services Corp	861	12,278
NorthStar Asset Management Group Inc	22,822	295,088
PJT Partners Inc, Class A	2,251	61,385
Regional Management Corp (a)	943	20,416
WageWorks Inc (a)	1,927	117,374

		$1,741,435

Electric - 0.71%
MGE Energy Inc	3,157	178,402
Ormat Technologies Inc	3,891	188,363

		$366,765

Electrical Components & Equipment - 0.75%
EnerSys	2,333	161,420
Insteel Industries Inc	902	32,688

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electrical Components & Equipment (continued)
Littelfuse Inc	1,476	$190,124

		$384,232

Electronics - 1.83%
Badger Meter Inc	2,087	69,935
Coherent Inc (a)	1,189	131,432
Fitbit Inc, Class A (a)	22,206	329,537
II-VI Inc (a)	2,993	72,820
Stoneridge Inc (a)	615	11,316
Tech Data Corp (a)	3,895	329,946

		$944,986

Energy-Alternate Sources - 0.77%
Renewable Energy Group Inc (a)	1,677	14,204
TerraForm Power Inc, Class A (a)	27,450	381,830

		$396,034

Engineering & Construction - 1.71%
Comfort Systems USA Inc	2,788	81,716
Dycom Industries Inc (a)	5,209	425,992
Exponent Inc	1,435	73,271
IES Holdings Inc (a)	656	11,670
KBR Inc	10,734	162,406
Mistras Group Inc (a)	1,144	26,850
TopBuild Corp (a)	2,543	84,428
VSE Corp	369	12,542

		$878,875

Entertainment - 1.00%
Churchill Downs Inc	533	78,005
Dolby Laboratories Inc, Class A	2,419	131,327
International Speedway Corp, Class A	1,148	38,366
Regal Entertainment Group, Class A	8,073	175,588
SeaWorld Entertainment Inc	6,925	93,349

		$516,635

Environmental Control - 1.07%
Clean Harbors Inc (a)	5,080	243,738
Covanta Holding Corp	11,021	169,613
Tetra Tech Inc	3,850	136,560

		$549,911

Food - 1.88%
B&G Foods Inc	5,613	276,047
Cal-Maine Foods Inc	5,408	208,424
Calavo Growers Inc	1,271	83,162
Fresh Del Monte Produce Inc	2,825	169,218
J&J Snack Foods Corp	1,353	161,169
John B Sanfilippo & Son Inc	615	31,568
Tootsie Roll Industries Inc	1,021	37,603

		$967,191

Forest Products & Paper - 0.57%
Clearwater Paper Corp (a)	1,226	79,285
Neenah Paper Inc	1,431	113,063
Orchids Paper Products Co	574	15,630
Schweitzer-Mauduit International Inc	2,169	83,637

		$291,615

Gas - 0.64%
Northwest Natural Gas Co	5,498	330,485

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Hand/Machine Tools - 0.34%
Regal Beloit Corp	2,948	$175,376

Healthcare - Products - 4.42%
Abaxis Inc	1,928	99,523
Analogic Corp	861	76,285
Atrion Corp	60	25,596
BioTelemetry Inc (a)	1,189	22,080
Cantel Medical Corp	2,046	159,547
CONMED Corp	2,050	82,123
Cynosure Inc, Class A (a)	1,394	71,010
Globus Medical Inc, Class A (a)	7,495	169,162
ICU Medical Inc (a)	1,557	196,774
Inogen Inc (a)	984	58,942
Integra LifeSciences Holdings Corp (a)	3,610	298,005
Invacare Corp	2,415	26,975
LeMaitre Vascular Inc	697	13,828
Luminex Corp (a)	2,665	60,549
Masimo Corp (a)	3,567	212,201
Meridian Bioscience Inc	2,706	52,199
Merit Medical Systems Inc (a)	2,173	52,782
NuVasive Inc (a)	6,931	462,020
OraSure Technologies Inc (a)	3,276	26,110
Orthofix International NV (a)	1,722	73,650
Vascular Solutions Inc (a)	738	35,594

		$2,274,955

Healthcare - Services - 2.13%
Adeptus Health Inc, Class A (a)	1,968	84,722
Almost Family Inc (a)	615	22,614
Amedisys Inc (a)	1,677	79,557
Chemed Corp	984	138,813
Civitas Solutions Inc (a)	779	14,225
Community Health Systems Inc (a)	15,245	175,927
Ensign Group Inc/The	2,296	46,219
Kindred Healthcare Inc	4,588	46,889
LHC Group Inc (a)	1,189	43,850
Magellan Health Inc (a)	2,005	107,729
National HealthCare Corp	492	32,467
Select Medical Holdings Corp (a)	5,244	70,794
Surgery Partners Inc (a)	1,066	21,576
Surgical Care Affiliates Inc (a)	2,866	139,746
Triple-S Management Corp, Class B (a)	779	17,083
US Physical Therapy Inc	902	56,555

		$1,098,766

Home Builders - 0.17%
Cavco Industries Inc (a)	451	44,671
Installed Building Products Inc (a)	1,148	41,179

		$85,850

Home Furnishings - 0.71%
American Woodmark Corp (a)	1,349	108,689
Ethan Allen Interiors Inc	1,886	58,975
iRobot Corp (a)	2,051	90,203
La-Z-Boy Inc	2,009	49,341
Universal Electronics Inc (a)	820	61,057

		$368,265

Household Products - 0.34%
Coty Inc, Class A (a)	7,536	177,096

Household Products/Wares - 0.30%
Central Garden & Pet Co (a)	492	12,792

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products/Wares (continued)
Central Garden & Pet Co, Class A (a)	1,062	$26,338
WD-40 Co	1,021	114,791

		$153,921

Housewares - 0.61%
Tupperware Brands Corp	4,834	315,999

Insurance - 2.79%
AMERISAFE Inc	2,009	118,089
Argo Group International Holdings Ltd	2,456	138,568
Employers Holdings Inc	1,558	46,475
Essent Group Ltd (a)	7,499	199,548
FBL Financial Group Inc, Class A	902	57,701
James River Group Holdings Ltd	2,050	74,210
National General Holdings Corp	3,686	81,977
Navigators Group Inc/The	984	95,369
Primerica Inc	5,170	274,165
Selective Insurance Group Inc	3,686	146,924
State National Cos Inc	1,845	20,516
United Fire Group Inc	1,271	53,789
Universal Insurance Holdings Inc	5,085	128,142

		$1,435,473

Internet - 1.43%
Blue Nile Inc	570	19,619
Cogent Communications Holdings Inc	4,998	183,976
Match Group Inc (a)	8,602	153,030
New Media Investment Group Inc	1,312	20,336
NIC Inc	2,989	70,242
Perficient Inc (a)	1,476	29,741
Web.com Group Inc (a)	3,362	58,062
WebMD Health Corp (a)	4,014	199,496

		$734,502

Iron & Steel - 0.36%
Worthington Industries Inc	3,891	186,885

Leisure Products & Services - 0.09%
Malibu Boats Inc, Class A (a)	533	7,942
Planet Fitness Inc, Class A (a)	2,005	40,240

		$48,182

Lodging - 0.83%
Boyd Gaming Corp (a)	5,900	116,702
Choice Hotels International Inc	1,230	55,448
Hyatt Hotels Corp, Class A (a)	3,522	173,353
Interval Leisure Group Inc	4,921	84,494

		$429,997

Machinery - Diversified - 0.61%
Alamo Group Inc	533	35,119
Albany International Corp, Class A	1,230	52,127
Altra Industrial Motion Corp	1,517	43,948
Applied Industrial Technologies Inc	3,399	158,869
Kadant Inc	451	23,502

		$313,565

Media - 1.13%
Cable One Inc	287	167,608
Entravision Communications Corp, Class A	2,091	15,954
Gannett Co Inc	5,490	63,904
John Wiley & Sons Inc, Class A	1,759	90,782
Meredith Corp	1,554	80,793

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Sinclair Broadcast Group Inc, Class A	5,572	$160,919

		$579,960

Metal Fabrication & Hardware - 1.92%
Global Brass & Copper Holdings Inc	1,226	35,419
Mueller Industries Inc	2,583	83,741
Mueller Water Products Inc, Class A	13,523	169,714
RBC Bearings Inc (a)	1,312	100,342
Timken Co/The	7,540	264,956
Valmont Industries Inc	2,501	336,559

		$990,731

Mining - 1.12%
Compass Minerals International Inc	4,752	350,222
Kaiser Aluminum Corp	2,624	226,950

		$577,172

Miscellaneous Manufacture - 2.95%
AZZ Inc	1,435	93,662
Barnes Group Inc	3,071	124,529
Chase Corp	369	25,505
CLARCOR Inc	3,563	231,595
Fabrinet (a)	2,415	107,685
Hillenbrand Inc	1,968	62,268
John Bean Technologies Corp	1,107	78,099
Lydall Inc (a)	738	37,734
Smith & Wesson Holding Corp (a)	12,621	335,592
Standex International Corp	943	87,576
Sturm Ruger & Co Inc	2,702	156,068
Trinseo SA	3,194	180,653

		$1,520,966

Office Furnishings - 0.62%
Herman Miller Inc	3,235	92,521
Interface Inc	3,157	52,690
Knoll Inc	2,460	56,211
Steelcase Inc, Class A	8,315	115,496

		$316,918

Oil & Gas - 2.57%
Alon USA Energy Inc	3,440	27,727
Atwood Oceanics Inc	8,725	75,820
Delek US Holdings Inc	4,301	74,364
Diamond Offshore Drilling Inc	9,381	165,200
Nabors Industries Ltd	19,213	233,630
Par Pacific Holdings Inc (a)	775	10,137
Patterson-UTI Energy Inc	16,101	360,179
PDC Energy Inc (a)	5,613	376,408

		$1,323,465

Oil & Gas Services - 1.84%
Bristow Group Inc	1,927	27,017
Dril-Quip Inc (a)	3,526	196,539
Exterran Corp (a)	902	14,143
Frank’s International NV	2,374	30,862
Matrix Service Co (a)	1,148	21,537
McDermott International Inc (a)	9,299	46,588
MRC Global Inc (a)	7,458	122,535
Natural Gas Services Group Inc (a)	287	7,057
NOW Inc (a)	6,183	132,502
Targa Resources Corp	6,803	334,095

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas Services (continued)
TETRA Technologies Inc (a)	2,784	$17,010

		$949,885

Packaging & Containers - 0.53%
Owens-Illinois Inc (a)	14,953	274,986

Pharmaceuticals - 2.04%
AcelRx Pharmaceuticals Inc (a)	1,964	7,640
Amphastar Pharmaceuticals Inc (a)	1,763	33,444
Anika Therapeutics Inc (a)	1,312	62,779
BioSpecifics Technologies Corp (a)	365	16,670
Concert Pharmaceuticals Inc (a)	984	9,948
Heska Corp (a)	574	31,243
Natural Health Trends Corp	1,066	30,125
Neogen Corp (a)	1,517	84,861
Neos Therapeutics Inc (a)	488	3,211
Osiris Therapeutics Inc (a)	1,476	7,321
Owens & Minor Inc	8,114	281,799
Premier Inc, Class A (a)	4,629	149,702
Prestige Brands Holdings Inc (a)	3,895	188,012
SciClone Pharmaceuticals Inc (a)	1,882	19,290
Sucampo Pharmaceuticals Inc, Class A (a)	3,281	40,389
Supernus Pharmaceuticals Inc (a)	3,322	82,153

		$1,048,587

Real Estate - 0.32%
Marcus & Millichap Inc (a)	1,968	51,463
RE/MAX Holdings Inc, Class A	2,583	113,084

		$164,547

REITS - 10.67%
Agree Realty Corp	3,399	168,046
Ares Commercial Real Estate Corp	1,722	21,697
Brandywine Realty Trust	23,999	374,864
Care Capital Properties Inc	10,816	308,256
CBL & Associates Properties Inc	16,963	205,931
Chesapeake Lodging Trust	6,023	137,927
Chimera Investment Corp	24,778	395,209
CoreSite Realty Corp	4,801	355,466
Corporate Office Properties Trust	12,841	364,042
DuPont Fabros Technology Inc	8,279	341,509
First Industrial Realty Trust Inc	14,809	417,910
Getty Realty Corp	3,071	73,489
LTC Properties Inc	5,285	274,767
MFA Financial Inc	44,741	334,663
National Health Investors Inc	4,675	366,894
Physicians Realty Trust	18,131	390,542
PS Business Parks Inc	3,117	353,998
Ryman Hospitality Properties Inc	4,182	201,405
Summit Hotel Properties Inc	6,310	83,040
Urban Edge Properties	10,324	290,517
Urstadt Biddle Properties Inc, Class A	1,681	37,352

		$5,497,524

Retail - 5.58%
Big Lots Inc	5,080	242,570
BJ’s Restaurants Inc (a)	2,542	90,368
Bloomin’ Brands Inc	8,360	144,126
Bojangles’ Inc (a)	697	11,124
Carrols Restaurant Group Inc (a)	1,435	18,956
Cato Corp/The, Class A	656	21,576
Cheesecake Factory Inc/The	6,357	318,231
Children’s Place Inc/The	3,194	255,105

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Chuy’s Holdings Inc (a)	1,800	$50,292
Dave & Buster’s Entertainment Inc (a)	3,035	118,911
DSW Inc, Class A	9,668	198,001
Duluth Holdings Inc, Class B (a)	529	14,024
Express Inc (a)	11,714	138,108
Five Below Inc (a)	6,880	277,195
Francesca’s Holdings Corp (a)	3,932	60,671
GNC Holdings Inc, Class A	6,962	142,164
Hibbett Sports Inc (a)	2,538	101,266
Kate Spade & Co (a)	13,190	225,945
Lithia Motors Inc, Class A	2,087	199,350
PC Connection Inc	492	12,999
PetMed Express Inc	1,517	30,765
Ruth’s Hospitality Group Inc	2,497	35,258
Sonic Corp	5,367	140,508
Tile Shop Holdings Inc (a)	1,595	26,397

		$2,873,910

Savings&Loans - 2.67%
Banc of California Inc	7,458	130,217
Brookline Bancorp Inc	5,531	67,423
Dime Community Bancshares Inc	2,948	49,408
First Defiance Financial Corp	861	38,435
Flagstar Bancorp Inc (a)	2,952	81,918
Meridian Bancorp Inc	4,506	70,158
Meta Financial Group Inc	492	29,820
Northfield Bancorp Inc	3,896	62,726
OceanFirst Financial Corp	1,677	32,299
Oritani Financial Corp	4,301	67,612
Pacific Premier Bancorp Inc (a)	2,005	53,052
Sterling Bancorp	15,363	268,853
Washington Federal Inc	13,153	350,922
WSFS Financial Corp	1,923	70,170

		$1,373,013

Semiconductors - 2.90%
Axcelis Technologies Inc (a)	861	11,434
CEVA Inc (a)	861	30,195
Cirrus Logic Inc (a)	9,232	490,681
Inphi Corp (a)	4,178	181,785
MKS Instruments Inc	3,235	160,876
Monolithic Power Systems Inc	3,112	250,516
Photronics Inc (a)	8,930	92,068
Power Integrations Inc	1,595	100,533
Tessera Technologies Inc	4,588	176,363

		$1,494,451

Software - 2.62%
Black Knight Financial Services Inc, Class A (a)	2,460	100,614
Computer Programs & Systems Inc	2,050	53,423
CSG Systems International Inc	3,399	140,481
Ebix Inc	1,927	109,550
Inovalon Holdings Inc, Class A (a)	4,178	61,458
MicroStrategy Inc, Class A (a)	984	164,761
Monotype Imaging Holdings Inc	2,046	45,237
Paycom Software Inc (a)	4,306	215,860
Pegasystems Inc	1,968	58,036
Simulations Plus Inc	738	6,509
Veeva Systems Inc, Class A (a)	9,591	395,917

		$1,351,846

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

September 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications - 3.67%
ADTRAN Inc	6,885	$131,779
ATN International Inc	1,517	98,666
Consolidated Communications Holdings Inc	2,948	74,408
EchoStar Corp, Class A (a)	1,353	59,302
Gigamon Inc (a)	2,214	121,327
Infoblox Inc (a)	8,028	211,698
InterDigital Inc	3,158	250,114
NETGEAR Inc (a)	3,568	215,828
Plantronics Inc	1,517	78,823
Shenandoah Telecommunications Co	2,046	55,672
Telephone & Data Systems Inc	9,094	247,175
Ubiquiti Networks Inc (a)	5,736	306,876
United States Cellular Corp (a)	1,148	41,718

		$1,893,386

Transportation - 1.64%
Dorian LPG Ltd (a)	2,661	15,966
Forward Air Corp	1,558	67,399
Hub Group Inc, Class A (a)	2,870	116,981
Landstar System Inc	5,203	354,221
Matson Inc	2,665	106,280
Tidewater Inc	3,071	8,660
Werner Enterprises Inc	7,458	173,548

		$843,055

Trucking & Leasing - 0.70%
GATX Corp	4,629	206,222
Greenbrier Cos Inc/The	4,388	154,896

		$361,118

Water - 0.07%
Middlesex Water Co	1,066	37,566

TOTAL COMMON STOCKS		$51,448,696

INVESTMENT COMPANIES - 0.03%	Shares Held	Value

Exchange Traded Funds - 0.03%
iShares Core S&P Small-Cap ETF	121	15,022

TOTAL INVESTMENT COMPANIES		$15,022

Total Investments		$51,463,718
Other Assets and Liabilities - 0.12%		$60,841

TOTAL NET ASSETS - 100%		$51,524,559

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Financial	28.06%
Consumer, Non-cyclical	18.62%
Industrial	15.74%
Consumer, Cyclical	12.95%
Technology	7.48%
Communications	6.23%
Energy	5.18%
Basic Materials	4.16%
Utilities	1.43%
Investment Companies	0.03%
Other Assets and Liabilities	0.12%

TOTAL NET ASSETS	100.00%

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

Principal Exchange-Traded Funds

September 30, 2016 (unaudited)

1. Security Valuation

Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, and Principal U.S. Small Cap Index ETF (the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the -counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

NOTES TO FINANCIAL STATEMENTS

Principal Exchange-Traded Funds

September 30, 2016 (unaudited) (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 - Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS

Principal Exchange-Traded Funds

September 30, 2016 (unaudited) (continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ securities carried at value:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Principal EDGE Active Income ETF
Common Stocks*	$79,001,834	$—	$—	$79,001,834
Preferred Stocks*	14,537,798	—	—	14,537,798
Bonds*	—	160,453,913	—	160,453,913
U.S. Government & Government Agency Obligations*	—	15,874,340	—	15,874,340

Total investments in securities	$93,539,632	$176,328,253	$—	$269,867,885

Principal Healthcare Innovators Index ETF
Common Stocks
Consumer, Non-cyclical	$6,485,735	$43,982	$—	$6,529,717
Industrial	6,488	—	—	6,488

Total investments in securities	$6,492,223	$43,982	$—	$6,536,205

Principal Millennials Index ETF
Common Stocks*	$7,434,122	$—	$—	$7,434,122

Total investments in securities	$7,434,122	$—	$—	$7,434,122

Principal Price Setters Index ETF
Common Stocks*	$6,521,232	$—	$—	$6,521,232

Total investments in securities	$6,521,232	$—	$—	$6,521,232

Principal Shareholder Yield Index ETF
Common Stocks*	$6,384,987	$—	$—	$6,384,987

Total investments in securities	$6,384,987	$—	$—	$6,384,987

Principal U.S. Small Cap Index ETF
Common Stocks*	$51,463,718	$—	$—	$51,463,718

Total investments in securities	$51,463,718	$—	$—	$51,463,718

*	For additional detail regarding sector classifications, please see the Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

Principal Exchange-Traded Funds

September 30, 2016 (unaudited) (continued)

Federal Income Tax Basis. As of September 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund was as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost for Federal Income Tax Purposes
Principal EDGE Active Income ETF	$10,937,411	$(1,198,022)	$9,739,389	$260,128,496
Principal Healthcare Innovators Index ETF	551,981	(231,792)	320,189	6,216,016
Principal Millennials Index ETF	197,186	(245,299)	(48,113)	7,482,235
Principal Price Setters Index ETF	366,910	(148,251)	218,659	6,302,573
Principal Shareholder Yield Index ETF	441,568	(316,525)	125,043	6,259,944
Principal U.S. Small Cap Index ETF	338,892	(451,296)	(112,404)	51,576,122

The Funds’ Schedules of Investments as of September 30, 2016 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date   11/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date   11/15/2016

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date   11/15/2016